UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21178

BlackRock Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—156.6%
		Alabama—11.5%
AAA	$ 40,000 [3]	Jefferson Cnty. Swr., Ser. D, 5.00%, 8/01/12, FGIC	N/A	$ 44,282,800

		California—32.5%
A2	14,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12 @ 101	14,960,540
AAA	10,100	California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	10,247,359
		Golden St. Tobacco Sec. Corp.,
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	6,400,095
BBB	14,500	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	14,500,290
AAA	22,500	Ser. B, 5.00%, 6/01/43, FSA	06/13 @ 100	22,234,500
AAA	17,500	Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	17,760,925
AAA	15,000	San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,165,300
AAA	53,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	12,399,880
AAA	10,910	Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,075,068

				124,743,957

		District of Columbia—2.4%
BBB	9,500	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	9,349,235

		Georgia—9.7%
		Atlanta Wtr. & Wstwtr.,
AAA	3,235	5.00%, 11/01/37, FSA	11/14 @ 100	3,257,483
AAA	13,685	5.00%, 11/01/43, FSA	11/14 @ 100	13,705,528
AAA	9,555	Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,590,927
Baa2	10,000	De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	10,576,300

				37,130,238

		Illinois—14.4%
AAA	7,000	Chicago, GO, Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,041,300
AAA	11,550	Chicago Spec. Transp., 5.25%, 1/01/31, AMBAC	01/11 @ 101	11,900,196
AAA	9,150 [3]	Chicago Wtr., 5.00%, 11/01/11, AMBAC	N/A	10,109,926
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., MBIA,
AAA	18,835	Ser. A, 5.00%, 12/15/28	06/12 @ 101	19,056,500
AAA	15,000	Ser. B, Zero Coupon, 6/15/28	No Opt. Call	4,280,700
AAA	2,720	Schaumburg, Ser. B, 5.00%, 12/01/38, FGIC	12/14 @ 100	2,728,486

				55,117,108

		Louisiana—4.0%
AAA	15,000	Louisiana Pub. Fac. Auth., Baton Rouge Gen. Proj., 5.25%, 7/01/33, MBIA	07/14 @ 100	15,350,850

		Massachusetts—6.3%
AAA	24,000	Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,052,320

		Michigan—1.3%
AAA	5,000	Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA	05/12 @ 100	5,109,500

		Nevada—9.3%
AAA	7,415	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14 @ 100	7,358,794
AAA	6,000	Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	6,121,500
		Truckee Meadows Wtr. Auth., Ser. A, FSA,
AAA	10,000	5.00%, 7/01/25	07/11 @ 100	10,207,400
AAA	6,500	5.125%, 7/01/30	07/11 @ 100	6,661,915
AAA	5,000	5.25%, 7/01/34	07/11 @ 100	5,159,550

				35,509,159

		New York—8.4%
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	12,650	Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	12,699,335
AAA	7,305	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,387,693
AAA	10,000	New York City Trust Cultural Resources, American Museum of Natural History,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,075,300
AAA	1,915	New York Dorm. Auth., Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	1,930,052

				32,092,380

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Pennsylvania—3.9%
BBB+	$ 5,000	Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	$ 5,082,800
AAA	4,560	Pennsylvania Tpke. Comm., 5.00%, 7/15/41, AMBAC	07/11 @ 101	4,588,318
AAA	5,200	Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11 @ 100	5,298,020

				14,969,138

		South Carolina—10.7%
AAA	5,000	So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,296,900
		So. Carolina Transp. Infrastructure Bank, AMBAC,
AAA	9,000 [3]	Ser. A, 5.00%, 10/01/11	N/A	9,933,930
AAA	12,750	Ser. A, 5.00%, 10/01/33	10/12 @ 100	12,864,240
AAA	12,660	Ser. B, 5.125%, 10/01/26	10/11 @ 100	13,142,473

				41,237,543

		Tennessee—3.8%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
AAA	11,705	Zero Coupon, 1/01/22	01/13 @ 59.566	4,573,026
AAA	9,260	Zero Coupon, 1/01/23	01/13 @ 56.016	3,386,197
AAA	8,500	Zero Coupon, 1/01/24	01/13 @ 52.749	2,908,615
AAA	6,850	Zero Coupon, 1/01/25	01/13 @ 49.712	2,200,357
AAA	5,000	Zero Coupon, 1/01/26	01/13 @ 46.781	1,503,100

				14,571,295

		Texas—29.7%
BBB	3,700	Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	3,758,645
AAA	10,030	Coppell Indpt. Sch. Dist., Zero Coupon, 8/15/30	No Opt. Call	2,444,110
AAA	2,350	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,354,113
		Harris Cnty., GO, MBIA
AAA	7,485	Zero Coupon, 8/15/25	No Opt. Call	2,544,975
AAA	10,915	Zero Coupon, 8/15/28	No Opt. Call	3,051,943
AAA	5,510	Toll Road Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,551,601
		Harris Cnty. Sports Auth., MBIA,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38	11/24 @ 43.826	3,701,409
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39	11/24 @ 41.258	3,586,403
AAA	5,785	Ser. H, Zero Coupon, 11/15/38	11/31 @ 64.91	785,603
AAA	6,160	Ser. H, Zero Coupon, 11/15/39	11/31 @ 60.976	785,831
AAA	25,000 [3,4]	Houston Wtr. & Swr. Sys., Ser. A, 5.00%, 12/01/12, FSA	N/A	27,687,250
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt, 5.125%, 6/15/29	06/14 @ 100	9,743,865
		San Antonio Wtr., FGIC,
AAA	9,350	5.125%, 5/15/29	05/14 @ 100	9,607,031
AAA	10,000	5.125%, 5/15/34	05/14 @ 100	10,236,700
AAA	25,000	Texas Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	24,956,000
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	3,082,440

				113,877,919

		Virginia—2.0%
		Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,299,850
A3	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,399,800

				7,699,650

		Washington—6.4%
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,727,259
AAA	4,500	Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,538,115
AAA	9,500	Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,639,555
AAA	6,380	Washington, GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,526,868

				24,431,797

		West Virginia—0.3%
AAA	1,295	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,313,570

		Total Long-Term Investments (cost $578,975,433)		600,838,459

BlackRock Insured Municipal Income Trust (BYM) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.3%
19,250	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 19,250,000
16,200	SSgA Tax Free Money Mkt. Fund	16,200,000

	Total Money Market Funds (cost $35,450,000)	35,450,000

	Total Investments—165.9% (cost $614,425,433)	$ 636,288,459
	Liabilities in excess of other assets—(6.2)%	(23,662,027)
	Preferred shares at redemption value, including dividends payable—(59.7)%	(229,001,843)

	Net Assets Applicable to Common Shareholders—100%	$ 383,624,589

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 90.7% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance	PCR	— Pollution Control Revenue

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Insured Municipal Income Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005